1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Consolidation (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Basis of Consolidation:

Basis of Consolidation:

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Inter-company accounts and transactions have been eliminated.